Subsequent Events	12 Months Ended
Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

NOTE 22. SUBSEQUENT EVENTS

The Company assessed events that have occurred subsequent to December 31, 2013 through March 28, 2014 for potential recognition and disclosure in the consolidated financial statements. No events have occurred that would require adjustment to or disclosure in the consolidated financial statements which were available for issuance on March 28, 2014.